Convertible Notes (Details) - Schedule of Senior Convertible Notes - Senior Convertible Notes [Member] $ in Thousands	3 Months Ended
Mar. 31, 2024 USD ($)
Schedule of Senior Convertible Notes [Line Items]
Balance as of December 31, 2023	$ 9,930
Balance as of March 31, 2024	10,147
Amortization of discount	11
Paid-in-kind interest	$ 206